RESTRUCTURING - Restructuring Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 563
(Credits) Charges	149,729	$ 2,118	$ 8,084
(Deduction) Settlement	(124,863)
Restructuring reserve, ending balance	25,429	563
May 2021 Restructuring Plan:
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	42
(Credits) Charges	(1,751)	(415)	4,565
(Deduction) Settlement	1,709
Restructuring reserve, ending balance	0	42
May 2021 Restructuring Plan: | Severance and benefits
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	42
(Credits) Charges	129
(Deduction) Settlement	(171)
Restructuring reserve, ending balance	0	42
May 2021 Restructuring Plan: | (Gain) Cost of disposal and retirement of property, plant and equipment
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	(1,880)
(Deduction) Settlement	1,880
Restructuring reserve, ending balance	0	0
June 2022 Restructuring Plan:
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	521
(Credits) Charges	109	2,580	0
(Deduction) Settlement	(568)
Restructuring reserve, ending balance	62	521
June 2022 Restructuring Plan: | Severance and benefits
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	521
(Credits) Charges	(348)
(Deduction) Settlement	(111)
Restructuring reserve, ending balance	62	521
June 2022 Restructuring Plan: | (Gain) Cost of disposal and retirement of property, plant and equipment
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	457
(Deduction) Settlement	(457)
Restructuring reserve, ending balance	0	0
September 2023 Restructuring Plan:
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	151,371	0	$ 0
(Deduction) Settlement	(126,004)
Restructuring reserve, ending balance	25,367	0
September 2023 Restructuring Plan: | Severance and benefits
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	12,745
(Deduction) Settlement	(9,694)
Restructuring reserve, ending balance	3,051	0
September 2023 Restructuring Plan: | Inventory impairments and other inventory related costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	24,278
(Deduction) Settlement	(20,553)
Restructuring reserve, ending balance	3,725	0
September 2023 Restructuring Plan: | Impairment and cost of disposal and retirement of long-lived assets, including right of use assets
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	74,480
(Deduction) Settlement	(74,480)
Restructuring reserve, ending balance	0	0
September 2023 Restructuring Plan: | Contract termination costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	39,051
(Deduction) Settlement	(20,964)
Restructuring reserve, ending balance	18,087	0
September 2023 Restructuring Plan: | Other costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	817
(Deduction) Settlement	(313)
Restructuring reserve, ending balance	$ 504	$ 0